Income tax expense/(benefit)	12 Months Ended
Apr. 30, 2025
Notes and other explanatory information [abstract]
Income tax expense/(benefit)

21. Income tax expense/(benefit)

Caymans Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law.

Singapore

BNL Engineering Private Limited and Herlin Pte. Ltd. are subject to Singapore corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The standard corporate income tax rate in Singapore is 17%.

The major components of income tax expense/(benefit) recognized in profit or loss for the years ended April 30, 2023, 2024 and 2025 were:

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD
Current income tax expense/(benefit)
Current year’s provision	28,036	33,361	19,145	14,666
Under/(Over) provision in prior financial year	28,091	-	(26,072)	(19,972)
	56,127	33,361	(6,927)	(5,306)
Deferred income tax
Origination and reversal of temporary differences	(18,596)	(17,508)	(11,124)	(8,522)
	37,531	15,853	(18,051)	(13,828)

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

21.	Income tax expense/(benefit) (Continued)

Relationship between tax expense/(benefit) and accounting profits

A reconciliation between tax expense/(benefit) and the product of accounting profits multiplied by Singapore corporate income tax rate for the financial years ended April 30, 2023, 2024 and 2025 were as follows:

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD

Profit before income tax	821,266	2,023,322	24,929	19,098

Tax calculated at tax rate of 17% (2024 and 2023: 17%)	139,615	343,965	4,238	3,247
Effects of:
Income not subject to tax	(322,318)	(73,980)	(6,330)	(4,849)
Expenses not deductible for tax purposes	16,469	21,114	90,442	69,284
Tax concessions and deductions	(41,854)	(17,425)	(17,425)	(13,348)
Deferred tax assets not recognized/(utilized)	217,528	(257,821)	(62,904)	(48,189)
Under/(Over) provision in prior financial year	28,091	-	(26,072)	(19,973)
	37,531	15,853	(18,051)	(13,828)

Unrecognized deferred tax assets

The movement in unrecognized deferred tax assets is shown below:

	Capital allowances	Tax losses	Donations	Total
	SGD	SGD	SGD	SGD

At May 1, 2022	138,214	2,222,748	5,000	2,365,962
Addition	-	1,273,144	8,750	1,281,894
At April 30, 2023	138,214	3,495,892	13,750	3,647,856
(Utilization)/Addition	-	(1,540,331)	23,738	(1,516,593)
At April 30, 2024	138,214	1,955,561	37,488	2,131,263
Addition/(Utilization)	22,367	(397,889)	5,500	(370,022)
At April 30, 2025	160,581	1,557,672	42,988	1,761,241

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD

Deferred tax assets not recognized	620,136	362,315	299,411	229,363

Deferred tax assets have not been recognized in respect of the capital allowances, unutilized tax losses and donations because it is not probable that future taxable profit will be available against which the Group can utilize the benefits due to unpredictability of future profit streams. There is no expiry date for the capital allowance and unutilized tax losses.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS